UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03421

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-10

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2009

Date of reporting period:	9/30/2009

Item 1.	Schedule of Investments

VCA-10

Schedule of Investments as of September 30, 2009 (Unaudited)

	Shares		Value
LONG-TERM INVESTMENTS - 96.0%
COMMON STOCKS - 94.7%
Aerospace & Defense - 0.7%
Precision Castparts Corp.		4,900	$499,163
United Technologies Corp.		12,330	751,267

			1,250,430

Auto Components - 1.7%
Goodyear Tire & Rubber Co. (The) (a)		138,800	2,363,764
Johnson Controls, Inc.		25,300	646,668

			3,010,432

Biotechnology - 2.7%
Celgene Corp. (a)		47,500	2,655,250
Gilead Sciences, Inc. (a)		41,700	1,942,386

			4,597,636

Capital Markets - 6.1%
Bank of New York Mellon Corp. (The)		55,100	1,597,349
Goldman, Sachs Group, Inc. (The)		21,300	3,926,655
Morgan Stanley		90,500	2,794,640
TD Ameritrade Holding Corp. (a)		116,500	2,285,730

			10,604,374

Chemicals - 1.8%
Dow Chemical Co. (The)		120,300	3,136,221

Commercial Banks - 0.9%
Keycorp		251,700	1,636,050

Commercial Services & Supplies - 1.6%
Waste Management, Inc.		94,400	2,815,008

Communications Equipment - 1.3%
QUALCOMM, Inc.		49,700	2,235,506

Computers & Peripherals - 1.1%
Apple, Inc. (a)		10,100	1,872,237

Consumer Finance - 1.4%
SLM Corp. (a)		282,000	2,459,040

Diversified Consumer Services - 3.4%
Career Education Corp. (a)		101,400	2,472,132
H & R Block, Inc.		190,300	3,497,714

			5,969,846

Diversified Financial Services - 0.9%
JPMorgan Chase & Co.		35,700	1,564,374

Electric Utilities - 1.3%
Entergy Corp.		27,900	2,228,094

Energy Equipment & Services - 1.1%
National Oilwell Varco, Inc. (a)		45,200	1,949,476

Food & Staples Retailing - 4.7%
CVS Caremark Corp.		86,500	3,091,510
Kroger Co. (The)		139,300	2,875,152
Wal-Mart Stores, Inc.		43,200	2,120,688

			8,087,350

Food Products - 4.5%
Cadbury PLC ADR (United Kingdom)		44,388	2,273,110
ConAgra Foods, Inc.		132,900	2,881,272
Tyson Foods, Inc. Cl. A		207,100	2,615,673

			7,770,055

Health Care Equipment & Supplies - 1.4%
Alcon, Inc.		17,100	2,371,257

Health Care Providers & Services - 5.3%
Aetna, Inc.		37,800	1,051,974
Medco Health Solutions, Inc. (a)		49,400	2,732,314
Omnicare, Inc.		139,400	3,139,288
Wellpoint, Inc. (a)		46,000	2,178,560

			9,102,136

Household Products - 1.6%
Kimberly-Clark Corp.		45,733	2,697,332

Independent Power Producers & Energy Traders - 1.7%
NRG Energy, Inc. (a)		105,700	2,979,683

Insurance - 2.4%
Arch Capital Group, Ltd. (a)		4,000	270,160
Axis Capital Holdings, Ltd.		66,900	2,019,042
Travelers Cos., Inc. (The)		36,000	1,772,280

			4,061,482

Internet Software & Services - 4.4%
Google, Inc. Cl. A (a)		8,200	4,065,970
IAC/InterActiveCorp. (a)		178,650	3,606,944

			7,672,914

Media - 3.8%
Comcast Corp.		180,600	3,050,334
Liberty Global, Inc. Ser. C (a)		158,405	3,557,776

			6,608,110

Metals & Mining - 3.8%
Freeport-McMoRan Copper & Gold, Inc.		49,300	3,382,473
Kinross Gold Corp.		147,900	3,209,430

			6,591,903

Multi-Utilities - 1.8%
Sempra Energy		63,800	3,177,878

Oil, Gas & Consumable Fuels - 17.4%
Anadarko Petroleum Corp.		41,800	2,622,114
Apache Corp.		31,600	2,901,828
Canadian Natural Resources, Ltd.		41,400	2,781,666
EOG Resources, Inc.		33,700	2,814,287
Noble Energy, Inc.		19,200	1,266,432
Occidental Petroleum Corp.		59,600	4,672,640
Petroleo Brasileiro SA ADR (Brazil)		79,300	3,639,870
Suncor Energy, Inc.		95,700	3,307,392
Williams Cos, Inc.		166,800	2,980,716
XTO Energy, Inc.		77,000	3,181,640

			30,168,585

Pharmaceuticals - 4.0%
Mylan, Inc. (a)		104,900	1,679,449
Sanofi-Aventis SA ADR (France)		69,200	2,556,940
Shire PLC ADR (Ireland)		49,700	2,598,813

			6,835,202

Semiconductors & Semiconductor Equipment - 2.1%
Advanced Micro Devices, Inc. (a)		291,700	1,651,022
Marvell Technology Group Ltd. (a)		120,500	1,950,895

			3,601,917

Software - 6.1%
Adobe Systems Incorporated (a)		61,800	2,041,872
CA, Inc.		187,873	4,131,327
Nuance Communications, Inc. (a)		119,900	1,793,704
Symantec Corp. (a)		158,300	2,607,201

			10,574,104

Thrifts & Mortgage Finance - 0.7%
People’s United Financial, Inc.		73,130	1,137,903

Wireless Telecommunication Services - 3.0%
NII Holdings, Inc. (a)		172,300	5,165,554

TOTAL COMMON STOCKS
(Cost: 138,169,436)			163,932,089

PREFERRED STOCKS - 1.3%

Consumer Finance - 0.4%
SLM Corp.		1,360	682,380

7.25% due 12/15/10 Series C

Pharmaceuticals - 0.9%
Mylan, Inc.		1,580	1,627,400

6.50% due 11/15/10 Series

TOTAL PREFERRED STOCKS
(Cost: 1,555,700)			2,309,780

	Principal Amount (000)
CORPORATE BOND
Oil, Gas & Consumable Fuels
Trident Resources., Unsec’d Note, PIK, (Canada),	CAD	3,589	—

Private Placement, due 8/12/12 (a)(b)(c)(g)
(Cost: $3,588,714; purchased 8/20/07)

	Units
WARRANT (d)
Oil, Gas & Consumable Fuels
Trident Resources Corp. (Canada),		309,661	—

Private Placement, expiring 1/01/15 (a)(b)(c)(g)
(Cost: $0; purchased 8/20/07)

TOTAL LONG-TERM INVESTMENTS
(Cost: $143,313,850)			$166,241,869

	Shares
SHORT-TERM INVESTMENTS - 3.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund-Taxable Money Market Series (f)
(Cost: $5,616,058)		5,616,058	5,616,058

TOTAL INVESTMENTS (e) - 99.3%
(Cost: $148,929,908)			$171,857,927

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%			1,265,099

NET ASSETS - 100%			$173,123,026

(a)	Non-income producing security.
(b)	Indicates an illiquid security.
(c)	Indicates a security restricted to resale. The aggregate cost of such securities is $3,588,714. The aggregate value of $0 is approximately 0% of net assets.
(d)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2009.
(e)	As of September 30, 2009, two securities valued at $0 and representing 0% of the total market value of the portfolio were fair valued in accordance with the policies adopted by the Committee Members.
(f)	Prudential Investments LLC, the Manager of the Account, also serves as Manager of the Dryden Core Investment Fund - Taxable Money Market Series.
(g)	The issuer has since filed for bankruptcy and has defaulted in the payment of interest on the debt security. The security has been fair valued at zero.

ADR	American Depository Receipt
CAD	Canadian Dollar
PIK	Payment in Kind

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Account’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$163,932,089	$—	$—
Corporate Bond	—	—	—
Preferred Stocks	2,309,780	—	—
Warrant	—	—	—
Affiliated Mutual Funds	5,616,058	—	—

	171,857,927	—	—
Other Financial Instruments*	—	—	—

Total	$171,857,927	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate Bond
Balance as of 12/31/08	$993,565
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(1,140,133)
Earned amortization/accretion	—
Net purchases (sales)	146,568
Transfers in and/or out of Level 3	—

Balance as of 9/30/09	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the funds’ normal pricing time, are valued at fair value in accordance with the Accounts’ Committee members approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Short-term debt securities, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding each fund is available in the respective fund’s most recent Report of Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-10

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date November 23, 2009

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 23, 2009

*	Print the name and title of each signing officer under his or her signature.